Accounts and transactions with related parties (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current receivables due from related parties	$ 6,204,099	$ 5,307,264
Description of functional currency			CLP
Non-current receivables due from related parties	42,506	104,197
CLP [Member]
Statement [Line Items]
Current receivables due from related parties	6,204,099	5,307,264
Euros [Member]
Statement [Line Items]
Current receivables due from related parties	$ 309,593	222,226
Andronico Luksic Craig [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	6,062,786-K
Country of incorporation	Chile
Description of nature of related party relationship	Chairman of CCU
Current receivables due from related parties	$ 438	724
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Representaciones Chile Beer Kevin Michael Szot E.I.R.L [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 988	$ 4,040
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Representaciones Chile Beer Kevin Michael Szot E.I.R.L [Member] | Sale Of Shares [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Sale of shares
Representaciones Chile Beer Kevin Michael Szot E.I.R.L [Member] | Sale Of Shares [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 0	$ 2,235
Description of transactions with related party	Sale of shares
Description of functional currency	CLP
Non-current receivables due from related parties	$ 42,506	$ 42,506
Representaciones Chile Beer Kevin Michael Szot E.I.R.L [Member] | Loan [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Loan
Vina Tabali S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,178,803-5
Vina Tabali S.A. [Member] | Services provided [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Vina Tabali S.A. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 1,935	$ 302
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Alabama Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,363,269-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 718	469
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Hapag-Lloyd Chile SpA. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 1,153	1,004
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Diwatts [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,455,830-8
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder
Current receivables due from related parties	$ 848	548
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Río Elqui SpA. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,486,051-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current receivables due from related parties	$ 14,203	$ 26,481
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Río Elqui SpA. [Member] | Loan [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Loan	Loan
Inversiones Río Elqui SpA. [Member] | Loan [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,486,051-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Origen Patagnico SpA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,003,342-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current receivables due from related parties	$ 10,663	$ 9,213
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Cerveceria Kunstmann Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current receivables due from related parties	$ 857,808	476,424
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Cerveceria Kunstmann Ltda. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current receivables due from related parties	$ 25,098	$ 0
Description of transactions with related party	Services provided
Description of functional currency	CLP
Comercial Patagona Ltda. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Comercial Patagona Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Current receivables due from related parties	$ 2,789,247	$ 2,282,642
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Servipag Ltda [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	78,053,790-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 2,227	$ 585
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones PFI Chile Ltda. [Member] | Services provided [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Inversiones PFI Chile Ltda. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Current receivables due from related parties	$ 4,326	$ 20,427
Description of transactions with related party	Services provided
Description of functional currency	CLP
Inmobiliaria e Inversiones Rio Claro S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	78,306,560-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 184	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Sonacol S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,095,400-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 1,099	282
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Ferrocarril de Antofagasta a Bolivia S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,148,200-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 4,250	5,053
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 3,015	4,534
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Advance purchase [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 796,841	952,000
Description of transactions with related party	Advance purchase
Description of functional currency	CLP
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Loan [Member] | UF [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 74,663	36,710
Description of transactions with related party	Loan
Description of functional currency	UF
Watts S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	84,356,800-9
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder
Current receivables due from related parties	$ 14,783	11,891
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Compania Sud Americana de Vapores S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	90,160,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 1,325	306
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Nestle Chile S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	90,703,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 37,836	22,086
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Nestle Chile S.A. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	90,703,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 113,782	0
Description of transactions with related party	Services provided
Description of functional currency	CLP
Quinenco S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	91,705,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Controller's shareholder
Current receivables due from related parties	$ 4,085	3,207
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Empresa Nacional de Energia Enex S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 2,579	6,585
Description of transactions with related party	Sales of products
Description of functional currency	CLP
SAAM S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,002,201-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 49	$ 0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Antofagasta Minerals S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Antofagasta Minerals S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	93,920,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	$ 1,964
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Enex S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Inversiones Enex S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	94,625,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 275,402	$ 279,796
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Consolidadas Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,536,010-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 683	421
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Banchile Corredores de Bolsa S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,571,220-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 3,068	$ 1,069
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Empresas Carozzi S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Empresas Carozzi S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Current receivables due from related parties	$ 41,492	$ 23,215
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Portuaria Corral SA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,610,780-4
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 232	496
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Socofin S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,645,790-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 174	1,548
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Transportes Fluviales Corral S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,657,210-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 301	937
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inmobiliaria Norte Verde S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,847,140-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	386
Description of transactions with related party	Sales of products
Description of functional currency	CLP
San Vicente Terminal International SA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,908,930-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 3,716	2,733
Description of transactions with related party	Sales of products
Description of functional currency	CLP
San Antonio Terminal Internacional S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,908,970-K
San Antonio Terminal Internacional S.A. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	2,291
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Cervecera Austral SA [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 692,100	851,941
Description of transactions with related party	Services provided
Description of functional currency	CLP
Banco de Chile [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 73,164	44,014
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Muellaje del Maipo SA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	99,506,030-2
Country of incorporation	Chile
Current receivables due from related parties	$ 5,601	2,600
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Antofagasta Terminal International SA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	99,511,240-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 4,623	2,193
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Central Cervecera de Colombia S.A.S. [Member] | Services provided [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 15,333	0
Description of transactions with related party	Sales of products
Description of functional currency	USD
Heineken Brouwerijen B.V. [Member] | Services provided [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 239,791	222,226
Description of transactions with related party	Services provided
Description of functional currency	Euros
Canal 13 SpA. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,115,132-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 134	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Grafica Editorial Intersudamericana S.A [Member] | Sales of products [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current receivables due from related parties	$ 345	281
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. [Member] | Loan [Member] | UF [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Loan
Description of functional currency	UF
Non-current receivables due from related parties	$ 0	61,691
Pablo Jos Granifo Lavn [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	6,972,382-9
Country of incorporation	Chile
Description of nature of related party relationship	Director
Current receivables due from related parties	$ 0	401
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Francisco Prez Mackenna [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	6,525,286-4
Country of incorporation	Chile
Description of nature of related party relationship	Director
Current receivables due from related parties	$ 160	302
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Armin Kunstmann Telge [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	6,770,473-8
Country of incorporation	Chile
Description of nature of related party relationship	Chairman of subsidiary
Current receivables due from related parties	$ 98	58
Description of transactions with related party	Sales of products
Description of functional currency	CLP
RDF Media Sp A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,810,030-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 957	303
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Administracion y Servicios Generales L Q SA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,892,490-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	158
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Tech Pack SA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,275,453-3
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 50	$ 0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Fundacin Ramn T Cartes [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Fundacin Ramn T Cartes [Member] | Donations [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Subsidiary related
Current receivables due from related parties	$ 718	$ 0
Description of transactions with related party	Donations
Description of functional currency	PYG
Prana S A [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
Prana S A [Member] | Services provided [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Subsidiary related
Current receivables due from related parties	$ 4,905	$ 0
Description of transactions with related party	Services provided
Description of functional currency	PYG
Nestl Waters Marketing Distribution S.A.S [Member] | Services provided [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current receivables due from related parties	$ 69,802	0
Description of transactions with related party	Services provided
Description of functional currency	Euros
Banchile Corredores de Seguros Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,191,070-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 500	$ 183
Description of transactions with related party	Sales of products
Description of functional currency	CLP